Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash flows from (used in) operating activities
Net income	$ 8,842	$ 10,634
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses	4,253	2,933
Depreciation	1,325	1,239
Amortization of other intangibles	702	672
Net securities loss/(gain)	358	48
Share of net income from investment in Schwab	(703)	(864)
Gain on sale of Schwab shares	(1,022)	0
Deferred taxes	(1,061)	(1,306)
Changes in operating assets and liabilities
Interest receivable and payable	1,133	812
Securities sold under repurchase agreements	35,046	36,832
Securities purchased under reverse repurchase agreements	(3,884)	(41,873)
Securities sold short	(5,146)	(2,722)
Trading loans, securities, and other	(23,680)	(5,332)
Loans net of securitization and sales	(57,908)	(67,766)
Deposits	69,922	(25,487)
Derivatives	6,049	(2,341)
Non-trading financial assets at fair value through profit or loss	1,471	3,897
Financial assets and liabilities designated at fair value through profit or loss	15,185	28,565
Securitization liabilities	5,552	(552)
Current taxes	658	1,228
Brokers, dealers, and clients amounts receivable and payable	4,027	(5,128)
Other, including unrealized foreign currency translation loss/(gain)	(6,182)	1,209
Net cash from (used in) operating activities	54,937	(65,302)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	3,324	0
Redemption or repurchase of subordinated notes and debentures	(1,544)	(1,716)
Common shares issued, net of issuance costs	100	74
Repurchase of common shares, including tax on net value of share repurchases	(3,997)	(4,285)
Preferred shares and other equity instruments issued, net of issuance costs	1,328	0
Redemption of preferred shares and other equity instruments	(1,300)	(400)
Sale of treasury shares and other equity instruments	11,948	8,497
Purchase of treasury shares and other equity instruments	(11,834)	(8,549)
Dividends paid on shares and distributions paid on other equity instruments	(7,160)	(5,825)
Repayment of lease liabilities	(678)	(643)
Net cash from (used in) financing activities	(9,813)	(12,847)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(71,153)	41,446
Activities in financial assets at fair value through other comprehensive income
Purchases	(42,542)	(24,336)
Proceeds from maturities	18,825	17,893
Proceeds from sales	4,130	5,838
Activities in debt securities at amortized cost
Purchases	(11,306)	(26,987)
Proceeds from maturities	49,606	52,819
Proceeds from sales	5,772	12,021
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(2,177)	(1,844)
Net cash acquired from (paid for) divestitures and acquisitions	3,423	(624)
Net cash from (used in) investing activities	(45,422)	76,226
Effect of exchange rate changes on cash and due from banks	14	88
Net increase (decrease) in cash and due from banks	(284)	(1,835)
Cash and due from banks at beginning of year	6,721	8,556
Cash and due from banks at end of year	6,437	6,721
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year	3,812	3,036
Amount of interest paid during the year	61,779	48,179
Amount of interest received during the year	91,013	76,646
Amount of dividends received during the year	$ 2,694	$ 2,247